Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,136,510.10

Principal:
Principal Collections	$21,847,907.67
Prepayments in Full	$13,088,467.54
Liquidation Proceeds	$688,215.17
Recoveries	$86,405.23
Sub Total	$35,710,995.61
Collections	$38,847,505.71

Purchase Amounts:
Purchase Amounts Related to Principal	$539,612.16
Purchase Amounts Related to Interest	$2,747.06
Sub Total	$542,359.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,389,864.93

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$39,389,864.93
Servicing Fee	$699,087.00	$699,087.00	$0.00	$0.00	$38,690,777.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,690,777.93
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$38,690,777.93
Interest - Class A-3 Notes	$292,502.52	$292,502.52	$0.00	$0.00	$38,398,275.41
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$38,250,717.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,250,717.08
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$38,167,231.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,167,231.00
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$38,097,897.67
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,097,897.67
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$38,000,231.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,000,231.00
Regular Principal Payment	$34,432,390.68	$34,432,390.68	$0.00	$0.00	$3,567,840.32
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,567,840.32
Residuel Released to Depositor	$0.00	$3,567,840.32	$0.00	$0.00	$0.00
Total		$39,389,864.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$34,432,390.68
Total					$34,432,390.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$34,432,390.68	$52.33	$292,502.52	$0.44	$34,724,893.20	$52.77
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$34,432,390.68	$16.88	$690,546.93	$0.34	$35,122,937.61	$17.22

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$487,504,195.65	0.7408878	$453,071,804.97	0.6885590
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$804,564,195.65	0.3944213	$770,131,804.97	0.3775415

Pool Information
Weighted Average APR	4.577%	4.574%
Weighted Average Remaining Term	39.86	38.98
Number of Receivables Outstanding	49,418	48,378
Pool Balance	$838,904,396.75	$802,304,081.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$806,752,987.89	$771,771,592.48
Pool Factor	0.4035222	0.3859171

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$12,034,561.22
Yield Supplement Overcollateralization Amount	$30,532,488.72
Targeted Overcollateralization Amount	$32,172,276.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,172,276.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	23

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		115	$436,170.53
(Recoveries)		137	$86,405.23
Net Losses for Current Collection Period			$349,765.30
Cumulative Net Losses Last Collection Period			$9,689,797.77
Cumulative Net Losses for all Collection Periods			$10,039,563.07

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.50%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.70%	688	$13,648,491.30
61-90 Days Delinquent	0.24%	83	$1,901,253.53
91-120 Days Delinquent	0.08%	30	$644,133.28
Over 120 Days Delinquent	0.18%	69	$1,453,347.60
Total Delinquent Receivables	2.20%	870	$17,647,225.71

Repossession Inventory:
Repossessed in the Current Collection Period		45	$1,040,453.53
Total Repossessed Inventory		69	$1,551,594.34

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7746%
Preceding Collection Period			0.7306%
Current Collection Period			0.5115%
Three Month Average			0.6722%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4390%
Preceding Collection Period			0.4108%
Current Collection Period			0.3762%
Three Month Average			0.4087%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer